UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022

Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       LAWRENCE S. PIDGEON
Title:      MEMBER - HANAWALT ASSOCIATES LLC
Phone:      (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK           APRIL 24, 2009
-----------------------             ------------------           --------------
      [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          18
                                                 -----------
Form 13F Information Table Value Total:          $384,961
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

Name of Issuer                     Title             Market      Share /
                                    of                Value       Prn       Share/ Put/  Investment  Other       Voting Authority
                                   Class    Cusip     (USD)      Amount     Prn    Call  Discretion Managers    Sole   Shared  None
                                                     (x1000)
AARON RENTS INC CMN                 COM   002535201   27,540    1,033,027   SH              Sole              1,033,027
AARON RENTS INC A CMN CLASS A       COM   002535300   7,770     332,035     SH              Sole              332,035
AMERICAN EXPRESS CO. CMN            COM   025816109   31,214    2,290,065   SH              Sole              2,290,065
ANIXTER INTERNATIONAL INC CMN       COM   035290105   4,030     127,200     SH              Sole              127,200
BED BATH & BEYOND INC. CMN          COM   075896100   118,765   4,798,575   SH              Sole              4,798,575
BURLINGTON NORTHERN SANTA FE CORP   COM   12189T104   1,786     29,700      SH              Sole              29,700
CARMAX, INC. CMN                    COM   143130102   33,132    2,663,311   SH              Sole              2,663,311
CHARLES RIV LABS INTL INC CMN       COM   159864107   3,475     127,700     SH              Sole              127,700
CONOCOPHILLIPS CMN                  COM   20825C104   2,776     70,900      SH              Sole              70,900
COSTCO WHOLESALE CORPORATION CMN    COM   22160K105   40,034    864,300     SH              Sole              864,300
GRACO INC CMN                       COM   384109104   1,852     108,500     SH              Sole              108,500
LOWES COMPANIES INC CMN             COM   548661107   88,396    4,843,600   SH              Sole              4,843,600
PATTERSON COMPANIES INC CMN         COM   703395103   3,468     183,900     SH              Sole              183,900
SEARS HOLDINGS CORPORATION CMN      COM   812350106   1,601     35,019      SH              Sole              35,019
SIMPSON MANUFACTURING CO INC CMN    COM   829073105   2,036     113,000     SH              Sole              113,000
U.S. BANCORP CMN                    COM   902973304   5,230     358,000     SH              Sole              358,000
WELLS FARGO & CO (NEW) CMN          COM   949746101   5,212     366,000     SH              Sole              366,000
WHOLE FOODS MARKET INC CMN          COM   966837106   6,644     395,496     SH              Sole              395,496
                                                      -------
                                                      384,961